American Century Investments®
Quarterly Portfolio Holdings
American Century® STOXX® U.S. Quality Value ETF (VALQ)
November 30, 2019

American Century STOXX® U.S. Quality Value ETF - Schedule of Investments
NOVEMBER 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.7%
Aerospace and Defense — 1.8%
Arconic, Inc.	6,883	213,098
General Dynamics Corp.	1,167	212,091
Huntington Ingalls Industries, Inc.	855	215,178
Lockheed Martin Corp.	546	213,502
Raytheon Co.	1,049	228,074
Spirit AeroSystems Holdings, Inc., Class A	9,844	856,329
Textron, Inc.	4,567	211,178
United Technologies Corp.	1,445	214,351
		2,363,801
Air Freight and Logistics — 0.2%
United Parcel Service, Inc., Class B	1,771	212,042
Airlines — 2.0%
Alaska Air Group, Inc.	3,098	213,793
Delta Air Lines, Inc.	4,254	243,797
JetBlue Airways Corp.(1)	11,875	228,831
Southwest Airlines Co.	13,294	766,266
United Airlines Holdings, Inc.(1)	13,020	1,208,256
		2,660,943
Auto Components — 0.2%
Lear Corp.	1,762	211,986
Banks — 3.1%
Bank OZK	10,885	323,067
Citigroup, Inc.	8,686	652,492
Citizens Financial Group, Inc.	21,850	840,351
Comerica, Inc.	1,768	124,485
People's United Financial, Inc.	41,777	689,320
Popular, Inc.	3,805	210,455
Regions Financial Corp.	19,469	323,964
Webster Financial Corp.	4,662	226,993
Wells Fargo & Co.	12,195	664,140
		4,055,267
Beverages — 0.3%
PepsiCo, Inc.	2,592	352,071
Biotechnology — 3.8%
AbbVie, Inc.	16,998	1,491,235
Alexion Pharmaceuticals, Inc.(1)	1,864	212,384
Amgen, Inc.	909	213,361
Biogen, Inc.(1)	4,225	1,266,697
Gilead Sciences, Inc.	23,655	1,590,562
Regeneron Pharmaceuticals, Inc.(1)	581	214,389
		4,988,628
Building Products — 0.6%
Owens Corning	12,793	857,899

Capital Markets — 1.0%
Affiliated Managers Group, Inc.	2,462	210,181
Janus Henderson Group plc	17,432	442,773
Lazard Ltd., Class A	5,967	230,565
Morgan Stanley	4,265	211,032
State Street Corp.	3,695	277,494
		1,372,045
Chemicals — 1.2%
Eastman Chemical Co.	2,964	232,289
Huntsman Corp.	18,206	411,820
LyondellBasell Industries NV, Class A	10,095	934,191
		1,578,300
Commercial Services and Supplies — 0.3%
Republic Services, Inc.	2,448	217,015
Waste Management, Inc.	1,932	218,142
		435,157
Communications Equipment — 0.7%
Cisco Systems, Inc.	5,184	234,887
F5 Networks, Inc.(1)	1,461	212,882
Juniper Networks, Inc.	8,241	206,520
Lumentum Holdings, Inc.(1)	3,006	221,422
		875,711
Construction and Engineering — 0.3%
EMCOR Group, Inc.	2,389	212,454
Quanta Services, Inc.	5,056	210,532
		422,986
Consumer Finance — 0.3%
American Express Co.	1,767	212,252
Discover Financial Services	2,766	234,750
		447,002
Containers and Packaging — 0.4%
Packaging Corp. of America	2,280	255,132
Sonoco Products Co.	3,605	218,211
		473,343
Distributors — 0.2%
LKQ Corp.(1)	6,022	212,456
Diversified Consumer Services — 0.5%
H&R Block, Inc.	28,217	687,930
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., Class B(1)	973	214,352
Diversified Telecommunication Services — 4.4%
AT&T, Inc.	88,508	3,308,429
CenturyLink, Inc.	57,170	828,393
Verizon Communications, Inc.	26,778	1,613,107
		5,749,929
Electric Utilities — 5.4%
ALLETE, Inc.	1,442	115,519
Alliant Energy Corp.	2,598	137,694
American Electric Power Co., Inc.	16,654	1,521,343
Entergy Corp.	1,847	214,972

FirstEnergy Corp.	6,870	327,630
IDACORP, Inc.	1,096	115,135
NextEra Energy, Inc.	527	123,223
Portland General Electric Co.	17,360	963,654
PPL Corp.	47,092	1,602,541
Southern Co. (The)	25,572	1,585,208
Xcel Energy, Inc.	5,702	350,616
		7,057,535
Electrical Equipment — 0.4%
Acuity Brands, Inc.	1,646	215,264
Eaton Corp. plc	2,313	213,952
nVent Electric plc	4,603	113,740
		542,956
Electronic Equipment, Instruments and Components — 0.9%
Avnet, Inc.	5,189	210,933
Corning, Inc.	7,288	211,644
Jabil, Inc.	14,152	549,664
TE Connectivity Ltd.	2,288	212,120
		1,184,361
Entertainment — 0.3%
Viacom, Inc., Class B	19,197	462,072
Equity Real Estate Investment Trusts (REITs) — 9.3%
Apple Hospitality REIT, Inc.	13,302	216,291
Brixmor Property Group, Inc.	51,699	1,134,276
CoreSite Realty Corp.	1,026	116,338
CubeSmart	14,797	456,340
Equity Commonwealth	6,543	214,938
Gaming and Leisure Properties, Inc.	32,395	1,367,069
Highwoods Properties, Inc.	4,489	217,941
Host Hotels & Resorts, Inc.	108,656	1,900,393
Kimco Realty Corp.	10,336	223,464
Lamar Advertising Co., Class A	13,154	1,097,438
Life Storage, Inc.	3,054	334,474
National Retail Properties, Inc.	16,004	892,063
Omega Healthcare Investors, Inc.	22,046	926,593
Park Hotels & Resorts, Inc.	9,306	220,087
Public Storage	1,023	215,526
Ryman Hospitality Properties, Inc.	5,253	468,725
Simon Property Group, Inc.	10,654	1,610,991
Weingarten Realty Investors	21,912	697,678
		12,310,625
Food and Staples Retailing — 2.5%
Kroger Co. (The)	47,356	1,294,713
US Foods Holding Corp.(1)	5,436	216,190
Walgreens Boots Alliance, Inc.	26,265	1,565,394
Walmart, Inc.	1,792	213,409
		3,289,706
Food Products — 3.9%
Archer-Daniels-Midland Co.	4,947	212,375
Flowers Foods, Inc.	26,318	566,627

General Mills, Inc.	6,219	331,597
Hershey Co. (The)	786	116,454
Ingredion, Inc.	2,548	211,917
Kellogg Co.	17,580	1,144,810
Kraft Heinz Co. (The)	34,305	1,046,302
Tyson Foods, Inc., Class A	16,798	1,509,972
		5,140,054
Gas Utilities — 0.7%
National Fuel Gas Co.	19,711	887,389
Health Care Equipment and Supplies — 0.2%
Medtronic plc	1,906	212,309
Health Care Providers and Services — 5.1%
AmerisourceBergen Corp.	2,351	206,676
Anthem, Inc.	3,283	947,671
Centene Corp.(1)	17,419	1,053,327
CVS Health Corp.	3,057	230,100
DaVita, Inc.(1)	11,615	833,609
HCA Healthcare, Inc.	2,672	370,499
Humana, Inc.	2,758	941,112
Laboratory Corp. of America Holdings(1)	1,233	212,434
McKesson Corp.	8,342	1,206,587
Quest Diagnostics, Inc.	2,000	213,100
UnitedHealth Group, Inc.	898	251,323
Universal Health Services, Inc., Class B	1,828	254,988
		6,721,426
Health Care Technology — 0.2%
Cerner Corp.	3,015	215,844
Hotels, Restaurants and Leisure — 1.0%
Aramark	4,799	209,428
Carnival Corp.	4,789	215,888
Darden Restaurants, Inc.	992	117,493
McDonald's Corp.	598	116,299
Norwegian Cruise Line Holdings Ltd.(1)	3,949	211,824
Royal Caribbean Cruises Ltd.	1,784	214,116
Wyndham Destinations, Inc.	4,408	213,788
		1,298,836
Household Durables — 2.9%
Garmin Ltd.	8,332	813,953
Mohawk Industries, Inc.(1)	4,520	629,952
PulteGroup, Inc.	28,750	1,139,938
Whirlpool Corp.	8,982	1,285,324
		3,869,167
Household Products — 2.4%
Clorox Co. (The)	2,645	392,068
Colgate-Palmolive Co.	1,713	116,176
Kimberly-Clark Corp.	9,296	1,267,417
Procter & Gamble Co. (The)	10,985	1,340,829
		3,116,490
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	11,347	214,572

NRG Energy, Inc.	5,438	216,051
		430,623
Industrial Conglomerates — 0.6%
3M Co.	1,931	327,826
General Electric Co.	18,403	207,402
Honeywell International, Inc.	1,207	215,510
		750,738
Insurance — 3.4%
Aflac, Inc.	3,925	215,247
Allstate Corp. (The)	1,926	214,460
Everest Re Group Ltd.	790	214,295
Fidelity National Financial, Inc.	3,182	151,559
Hartford Financial Services Group, Inc. (The)	3,445	213,108
MetLife, Inc.	12,779	637,800
Principal Financial Group, Inc.	3,885	214,063
Prudential Financial, Inc.	18,200	1,703,884
Travelers Cos., Inc. (The)	1,578	215,744
Unum Group	21,070	647,692
		4,427,852
Interactive Media and Services — 1.6%
Alphabet, Inc., Class C(1)	1,468	1,915,681
Facebook, Inc., Class A(1)	1,240	250,034
		2,165,715
Internet and Direct Marketing Retail — 0.3%
Qurate Retail, Inc., Series A(1)	44,723	423,080
IT Services — 3.7%
Akamai Technologies, Inc.(1)	2,429	211,614
Amdocs Ltd.	3,084	213,721
CACI International, Inc., Class A(1)	891	213,234
Cognizant Technology Solutions Corp., Class A	12,859	824,391
International Business Machines Corp.	15,673	2,107,235
Leidos Holdings, Inc.	2,367	215,018
MAXIMUS, Inc.	2,823	210,737
Western Union Co. (The)	33,527	901,206
		4,897,156
Machinery — 0.5%
AGCO Corp.	2,641	206,341
Cummins, Inc.	1,158	211,752
Oshkosh Corp.	2,316	209,506
		627,599
Media — 3.1%
Comcast Corp., Class A	10,559	466,180
Discovery, Inc., Class A(1)	19,778	651,487
DISH Network Corp., Class A(1)	16,359	558,987
Fox Corp., Class A	5,973	213,595
Interpublic Group of Cos., Inc. (The)	41,221	923,350
News Corp., Class A	16,571	213,435
Omnicom Group, Inc.	13,761	1,093,724
		4,120,758

Metals and Mining — 0.4%
Reliance Steel & Aluminum Co.	1,824	215,196
Steel Dynamics, Inc.	11,480	387,220
		602,416
Multi-Utilities — 1.4%
Ameren Corp.	4,420	328,539
Consolidated Edison, Inc.	9,252	803,906
DTE Energy Co.	974	121,691
MDU Resources Group, Inc.	7,351	213,473
Public Service Enterprise Group, Inc.	3,578	212,211
Sempra Energy	784	115,460
		1,795,280
Multiline Retail — 2.7%
Kohl's Corp.	8,806	413,970
Macy's, Inc.	23,415	358,718
Nordstrom, Inc.	11,086	423,153
Target Corp.	19,248	2,406,192
		3,602,033
Oil, Gas and Consumable Fuels — 4.4%
Chevron Corp.	12,733	1,491,416
Exxon Mobil Corp.	3,092	210,658
HollyFrontier Corp.	3,994	205,891
Marathon Petroleum Corp.	20,781	1,260,160
Phillips 66	13,085	1,501,111
Valero Energy Corp.	11,619	1,109,498
		5,778,734
Pharmaceuticals — 4.3%
Allergan plc	6,911	1,278,120
Bristol-Myers Squibb Co.	19,802	1,127,526
Johnson & Johnson	8,563	1,177,327
Merck & Co., Inc.	3,826	333,551
Perrigo Co. plc	4,258	218,137
Pfizer, Inc.	41,108	1,583,480
		5,718,141
Professional Services — 0.6%
ManpowerGroup, Inc.	6,937	642,644
Robert Half International, Inc.	3,677	214,001
		856,645
Real Estate Management and Development — 0.2%
Jones Lang LaSalle, Inc.	1,268	210,906
Road and Rail — 0.6%
CSX Corp.	2,968	212,331
Kansas City Southern	1,384	210,949
Norfolk Southern Corp.	1,082	209,367
Union Pacific Corp.	1,185	208,548
		841,195
Semiconductors and Semiconductor Equipment — 3.8%
Applied Materials, Inc.	3,657	211,740
Cypress Semiconductor Corp.	9,076	212,832
Intel Corp.	32,612	1,893,127

Lam Research Corp.	792	211,329
Maxim Integrated Products, Inc.	2,015	114,190
Micron Technology, Inc.(1)	26,907	1,278,352
ON Semiconductor Corp.(1)	9,811	210,642
Qorvo, Inc.(1)	8,172	851,604
		4,983,816
Software — 1.0%
Check Point Software Technologies Ltd.(1)	1,819	214,424
j2 Global, Inc.	2,168	210,339
LogMeIn, Inc.	2,755	214,835
Microsoft Corp.	1,409	213,294
Nuance Communications, Inc.(1)	11,813	211,807
Oracle Corp. (New York)	3,768	211,536
		1,276,235
Specialty Retail — 0.2%
Best Buy Co., Inc.	2,870	231,437
Technology Hardware, Storage and Peripherals — 6.1%
Apple, Inc.	8,000	2,138,000
Hewlett Packard Enterprise Co.	12,212	193,316
HP, Inc.	119,588	2,401,327
NetApp, Inc.	5,590	338,698
Seagate Technology plc	35,427	2,114,283
Xerox Holdings Corp.	21,992	856,149
		8,041,773
Textiles, Apparel and Luxury Goods — 1.5%
Hanesbrands, Inc.	14,057	211,839
PVH Corp.	6,356	616,278
Ralph Lauren Corp.	4,614	495,267
Skechers U.S.A., Inc., Class A(1)	5,251	211,195
Tapestry, Inc.	15,969	429,406
		1,963,985
Thrifts and Mortgage Finance — 0.5%
Essent Group Ltd.	3,949	215,813
MGIC Investment Corp.	15,007	216,251
Radian Group, Inc.	8,257	213,361
		645,425
Tobacco — 1.0%
Philip Morris International, Inc.	16,518	1,369,838
Trading Companies and Distributors — 0.8%
HD Supply Holdings, Inc.(1)	5,358	213,356
W.W. Grainger, Inc.	665	210,772
Watsco, Inc.	3,857	686,430
		1,110,558
TOTAL COMMON STOCKS (Cost $125,348,682)		131,352,556
RIGHTS†
Media†
DISH Network Corp.(1) (Cost $—)	692	470

TEMPORARY CASH INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $207,726)	207,726	207,726
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $125,556,408)		131,560,752
OTHER ASSETS AND LIABILITIES — 0.1%		162,451
TOTAL NET ASSETS — 100.0%		$131,723,203

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	131,352,556	—	—
Rights	—	470	—
Temporary Cash Investments	207,726	—	—
	131,560,282	470	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.